UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2015 to June 30, 2015

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period [________________] to [________________]

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
August 12, 2015
__________________________________
Harley-Davidson Customer Funding Corp. [1] (Exact name of securitizer as specified in its charter)

333-202655 (Commission File Number of securitizer)	0001114926 (Central Index Key Number of securitizer)

William S. Jue, Associate General Counsel, (312) 634-2829 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

1 Harley-Davidson Customer Funding Corp., as securitizer, is filing this Form ABS-15G in respect of all issuances of asset-backed securities by the following trusts: (i) Harley-Davidson Motorcycle Trust 2011-1 (Commission File Number 333-157910-06; Central Index Key Number 0001526572), (ii) Harley-Davidson Motorcycle Trust 2011-2 (Commission File Number 333-157910-07; Central Index Key Number 0001533643), (iii) Harley-Davidson Motorcycle Trust 2012-1 (Commission File Number 333-180185-01; Central Index Key Number 0001553975), (iv) Harley-Davidson Motorcycle Trust 2013-1 (Commission File Number 333-180185-02; Central Index Key Number 0001574129), (v) Harley-Davidson Motorcycle Trust 2014-1 (Commission File Number 333-180185-03; Central Index Key Number 0001604446), (vi) Harley-Davidson Motorcycle Trust 2015-1 (Commission File Number 333-180185-04; Central Index Key Number 0001629958), and (vii) Harley-Davidson Motorcycle Trust 2015-2 (Commission File Number 333-202655-01; Central Index Key Number 0001640513)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HARLEY-DAVIDSON CUSTOMER FUNDING CORP.

By: /s/ James Darrell Thomas
Name: James Darrell Thomas
Title: Vice President, Treasurer and Assistant Secretary

August 12, 2015